FIRST INVESTORS CASH MANAGEMENT FUND
RISK/RETURN
Investment Objective:
The Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 99 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-44 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees FIRST INVESTORS CASH MANAGEMENT FUND	CLASS A	CLASS B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses FIRST INVESTORS CASH MANAGEMENT FUND	CLASS A	CLASS B
Management Fees	0.50%	0.50%
Distribution and Service (12b-1) Fees	none	0.75%
Other Expenses	0.58%	0.58%
Total Annual Fund Operating Expenses	1.08%	1.83%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example FIRST INVESTORS CASH MANAGEMENT FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	110	343	595	1,317
CLASS B	586	876	1,190	1,951

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption FIRST INVESTORS CASH MANAGEMENT FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	110	343	595	1,317
CLASS B	186	576	990	1,951

Principal Investment Strategies:
The Fund invests primarily in high-quality money market instruments that are determined by the Fund's Adviser to present minimal credit risk, including but not limited to commercial paper, short-term corporate bonds and notes, floating and variable rate notes and short-term obligations of U.S. Government-sponsored enterprises (some of which are not backed by the full faith and credit of the U.S. Government).
The Fund’s portfolio is managed to meet regulatory requirements that permit the Fund to maintain a stable net asset value (“NAV”) of  $1.00 per share. These include requirements relating to the credit quality, maturity, liquidity and diversification of the Fund’s investments.
In buying and selling securities, the Fund will consider ratings assigned by ratings services as well as its own credit analysis.

Principal Risks:
Although the Fund tries to maintain a  $1.00 share price, it may not be able to do so.It is therefore possible to lose money by investing in the Fund.The Fund is intended for investors who:
■	Are seeking income, and

■	Are seeking a conservative investment that provides a high degree of credit quality.
Here are the principal risks of investing in the Cash Management Fund:
Credit Risk. There is a risk that the value of a money market instrument will decline if there is a default by or a deterioration in the credit quality of the issuer or a provider of a credit enhancement or demand feature. This could cause the Fund’s NAV to decline below  $1.00 per share.
Credit risk also applies to securities issued by U.S. Government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government. These securities are supported solely by the credit of the issuing agency, instrumentality or corporation.
Interest Rate Risk. Like the values of other debt instruments, the market values of money market instruments are affected by changes in interest rates. When interest rates rise, the market values of money market instruments decline. This could cause the Fund’s NAV to decline below  $1.00 per share.
Liquidity Risk. The Fund may be unable to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the Fund’s liquidity. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements, which may have an adverse effect on the Fund’s ability to maintain a  $1.00 share price.
Yield Risk. The yields received by the Fund on its investments will decline as interest rates decline.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.The bar chart shows changes in the Fund's performance from year to year for Class A shares.The table shows the Fund's average annual returns for 1, 5, and 10 years.The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 1.32% (for the quarter ended March 31, 2001) and the lowest quarterly return was 0.00% (for the quarter ended December 31, 2009 and for each quarter ended in 2010).

Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns FIRST INVESTORS CASH MANAGEMENT FUND	1 Year	5 Years	10 Years
CLASS A	none	2.16%	1.91%
CLASS B	(4.00%)	1.33%	1.35%

FIRST INVESTORS GOVERNMENT FUND
RISK/RETURN
Investment Objective:
The Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 99 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-44 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees FIRST INVESTORS GOVERNMENT FUND	CLASS A	CLASS B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses FIRST INVESTORS GOVERNMENT FUND	CLASS A	CLASS B
Management Fees	0.66%	0.66%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.28%	0.28%
Total Annual Fund Operating Expenses	1.24%	1.94%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example FIRST INVESTORS GOVERNMENT FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	694	946	1,217	1,989
CLASS B	597	909	1,247	2,083

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption FIRST INVESTORS GOVERNMENT FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	694	946	1,217	1,989
CLASS B	197	609	1,047	2,083

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its whole portfolio.

Principal Investment Strategies:
Principal Investment Strategies: Under normal circumstances, the Fund invests at least 80% of its net assets in obligations issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities (“Government Securities”).
The majority of the Fund’s investments will typically consist of mortgage-backed securities that are guaranteed by the Government National Mortgage Association (“GNMA”), commonly known as Ginnie Maes. Ginnie Maes are guaranteed by the full faith and credit of the U.S. Government.
The Fund also invests in mortgage-backed securities issued by U.S. Government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government, such as Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”).
The Fund generally makes investment decisions based on its outlook for interest rates, economic and market conditions, and the relative values of different types of Government Securities. In selecting mortgage-backed investments, the Fund considers, among other factors, coupon and yield, relative value and weighted average maturity of the pool. The Fund will usually sell an investment when there are changes in the interest rate environment that are adverse to the investment.

Principal Risks:
You can lose money by investing in the Fund.The likelihood of a loss is greater if you invest for a short period of time.The Fund is intended for investors who:
■	Are seeking an investment which offers both current income and a low degree of credit risk,

■	Are willing to accept fluctuations in the value of their investment and the income it produces as a result of changes in interest rates, and

■	Have a long-term investment horizon and are able to ride out market cycles.
Here are the principal risks of investing in the Government Fund:
Interest Rate Risk. In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases. Securities with longer maturities are generally more sensitive to interest rate changes.
Prepayment Risk. When interest rates decline, homeowners tend to refinance their mortgages. This could cause a decrease in the Fund’s income and share price.
Extension Risk. Rising interest rates can cause the Fund’s average maturity to lengthen due to a drop in mortgage prepayments. This will increase both the Fund’s sensitivity to interest rates and its potential for price declines.
Credit Risk. This is the risk that an issuer of bonds will be unable to pay interest or principal when due. The prices of bonds are affected by the credit quality of the issuer and in the case of mortgage-backed securities, the credit quality of the underlying mortgages. Credit risk applies to securities issued by U.S. Government-sponsored enterprises (such as Fannie Mae and Freddie Mac mortgage-backed securities) that are not supported by the full faith and credit of the U.S. Government.
Security Selection Risk. Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.The bar chart shows changes in the Fund's performance from year to year for Class A shares.The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 3.66% (for the quarter ended December 31, 2008) and the lowest quarterly return was -0.81% (for the quarter ended June 30, 2006).
Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns FIRST INVESTORS GOVERNMENT FUND	1 Year	5 Years	10 Years
CLASS A	(0.14%)	4.12%	4.26%
CLASS A After Taxes on Distributions	(1.44%)	2.57%	2.57%
CLASS A After Taxes on Distributions and Sales	(0.11%)	2.51%	2.57%
CLASS B	1.26%	4.28%	4.29%
BofA Merrill Lynch GNMA Master Index (reflects no deduction for fees, expenses or taxes)	6.76%	6.26%	5.95%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FIRST INVESTORS INVESTMENT GRADE FUND
RISK/RETURN
Investment Objective:
The Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 99 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-44 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees FIRST INVESTORS INVESTMENT GRADE FUND	CLASS A	CLASS B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses FIRST INVESTORS INVESTMENT GRADE FUND	CLASS A	CLASS B
Management Fees	0.66%	0.66%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.27%	0.27%
Total Annual Fund Operating Expenses	1.23%	1.93%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example FIRST INVESTORS INVESTMENT GRADE FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	693	943	1,212	1,978
CLASS B	596	906	1,242	2,072

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption FIRST INVESTORS INVESTMENT GRADE FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	693	943	1,212	1,978
CLASS B	196	606	1,042	2,072

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.During the most recent fiscal year, the Fund's portfolio turnover rate was 56% of the average value of its whole portfolio.

Principal Investment Strategies:
Under normal circumstances, the Fund will invest at least 80% of its net assets in investment grade debt securities.
The Fund may invest in a variety of different types of investment grade securities, including corporate bonds, securities issued or guaranteed by the U.S. Government or U.S. Government-sponsored enterprises (some of which are not backed by the full faith and credit of the U.S. Government), and mortgage-backed and other asset-backed securities.
In making investment decisions, the Fund considers the outlook for interest rates, economic and market conditions, credit ratings, and its own analysis of an issuer’s financial condition. The Fund will not necessarily sell an investment if its rating is reduced and it may hold securities that have been downgraded below investment grade (commonly known as “high yield” or “junk” bonds).

Principal Risks:
You can lose money by investing in the Fund.The likelihood of a loss is greater if you invest for a short period of time.The Fund is intended for investors who:
■	Are seeking an investment which offers current income and a moderate degree of credit risk,

■	Are willing to accept fluctuations in the value of their investment and the income it produces as a result of changes in interest rates, credit ratings and the economy, and

■	Have a long-term investment horizon and are able to ride out market cycles.
Here are the principal risks of investing in the Investment Grade Fund:
Interest Rate Risk. In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases. Securities with longer maturities are generally more sensitive to interest rate changes.
Prepayment and Extension Risk. The Fund is subject to prepayment and extension risk since it invests in mortgage-backed and other asset-backed securities. When interest rates decline, borrowers tend to refinance their loans. When this occurs, the loans that back these securities suffer a higher rate of prepayment. This could cause a decrease in the Fund’s income and share price. When interest rates rise, the Fund’s average maturity may lengthen due to a drop in prepayments. This will increase both the Fund’s sensitivity to interest rates and its potential for price declines.
Credit Risk. This is the risk that an issuer of bonds and other debt securities will be unable to pay interest or principal when due. The prices of bonds and other debt securities are affected by the credit quality of the issuer and, in the case of asset-backed securities, the credit quality of the underlying loans.
Liquidity Risk. High yield debt securities tend to be less liquid than higher quality debt securities, meaning that it may be difficult to sell high yield debt securities at reasonable prices.
Security Selection Risk. Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.The bar chart shows changes in the Fund's performance from year to year for Class A shares.The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 10.39% (for the quarter ended June 30, 2009) and the lowest quarterly return was -9.53% (for the quarter ended September 30, 2008).
Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns FIRST INVESTORS INVESTMENT GRADE FUND	1 Year	5 Years	10 Years
CLASS A	2.80%	3.68%	4.66%
CLASS A After Taxes on Distributions	1.15%	1.88%	2.70%
CLASS A After Taxes on Distributions and Sales	1.79%	1.96%	2.74%
CLASS B	4.37%	3.83%	4.74%
BofA Merrill Lynch U.S. Corporate Master Index (reflects no deduction for fees, expenses or taxes)	9.52%	5.95%	6.60%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FIRST INVESTORS FUND FOR INCOME
RISK/RETURN
Investment Objective:
The Fund seeks high current income.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 99 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-44 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees FIRST INVESTORS FUND FOR INCOME	CLASS A	CLASS B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses FIRST INVESTORS FUND FOR INCOME	CLASS A	CLASS B
Management Fees	0.74%	0.74%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.29%	0.29%
Total Annual Fund Operating Expenses	1.33%	2.03%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example FIRST INVESTORS FUND FOR INCOME (USD $)	1 year	3 years	5 years	10 years
CLASS A	703	972	1,262	2,084
CLASS B	606	937	1,293	2,179

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption FIRST INVESTORS FUND FOR INCOME (USD $)	1 year	3 years	5 years	10 years
CLASS A	703	972	1,262	2,084
CLASS B	206	637	1,093	2,179

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.During the most recent fiscal year, the Fund's portfolio turnover rate was 78% of the average value of its whole portfolio.

Principal Investment Strategies:
The Fund primarily invests in high yield, below investment grade corporate bonds (commonly known as "high yield" or "junk bonds").High yield bonds include both bonds that are rated below Baa by Moody's Investors Service, Inc. or below BBB by Standard & Poor's Ratings Services as well as unrated bonds that are determined by the Fund to be of equivalent quality.High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments).
Although the Fund will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis. The Fund may sell a bond when it shows deteriorating fundamentals or it falls short of the portfolio manager’s expectations. It may also decide to continue to hold a bond (or related securities) after a default.

Principal Risks:
You can lose money by investing in the Fund.The likelihood of a loss is greater if you invest for a short period of time.The Fund is intended for investors who:
■	Are seeking an investment that offers a high level of current income,

■	Are willing to accept a high degree of credit risk and market volatility, and

■	Have a long-term investment horizon and are able to ride out market cycles.
Here are the principal risks of investing in the Fund For Income:
Credit Risk. This is the risk that an issuer of bonds and other debt securities will be unable to pay interest or principal when due. High yield bonds and other types of high yield debt securities have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings.
Market Risk. The entire high yield bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market volatility, large sustained sales of high yield bonds by major investors, high-profile defaults or the market’s psychology. This degree of volatility in the high yield market is usually associated more with stocks than bonds.
Interest Rate Risk. In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases. Securities with longer maturities are generally more sensitive to interest rate changes.
Liquidity Risk. High yield debt securities tend to be less liquid than higher quality debt securities, meaning that it may be difficult to sell high yield debt securities at a reasonable price.
Security Selection Risk. Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.The bar chart shows changes in the Fund's performance from year to year for Class A shares.The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
On April 24, 2009, Muzinich & Co., Inc. (“Muzinich”) became the Fund’s subadviser. Therefore, the performance shown for the Fund is not necessarily reflective of how the Fund will perform in the future.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 15.60% (for the quarter ended June 30, 2009) and the lowest quarterly return was -19.51% (for the quarter ended December 31, 2008).
Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns FIRST INVESTORS FUND FOR INCOME	1 Year	5 Years	10 Years
CLASS A	6.70%	3.05%	4.72%
CLASS A After Taxes on Distributions	4.02%	0.32%	1.77%
CLASS A After Taxes on Distributions and Sales	4.25%	0.82%	2.13%
CLASS B	8.23%	3.25%	4.76%
BofA Merrill Lynch BB-B US Cash Pay High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)	14.25%	7.62%	8.09%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FIRST INVESTORS TOTAL RETURN FUND
RISK/RETURN
Investment Objective:
The Fund seeks high, long-term total investment return consistent with moderate investment risk.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 99 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-44 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees FIRST INVESTORS TOTAL RETURN FUND	CLASS A	CLASS B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses FIRST INVESTORS TOTAL RETURN FUND	CLASS A	CLASS B
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.32%	0.32%
Total Annual Fund Operating Expenses	1.37%	2.07%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example FIRST INVESTORS TOTAL RETURN FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	706	984	1,282	2,127
CLASS B	610	949	1,314	2,221

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption FIRST INVESTORS TOTAL RETURN FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	706	984	1,282	2,127
CLASS B	210	649	1,114	2,221

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its whole portfolio.

Principal Investment Strategies:
The Fund allocates its assets among stocks, bonds and money market investments.While the percentage of assets allocated to each asset class is flexible rather than fixed, the Fund normally invests at least 50% of its net assets in stocks and at least 35% in bonds, cash and money market investments.The percentages may change due to, among other things, market fluctuations or reallocation decisions by the Fund's portfolio managers.
Once the asset allocation for stocks, bonds and money market investments has been set, the Fund uses fundamental research and analysis to determine which particular investments to purchase or sell.
The Fund’s investments in stocks are normally diversified among common stocks of large-, mid- and small-size companies that offer the potential for capital growth, current income, or both. In selecting stocks, the Fund considers, among other things, the issuer’s financial strength, management, earnings growth potential and history (if any) of paying dividends.
The Fund’s investments in bonds are normally diversified among different types of bonds and other debt securities, including corporate bonds, U.S. Government securities and mortgage-backed securities. The Fund selects bonds by first considering the outlook for the economy and interest rates, and thereafter, a particular security’s characteristics.
The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated, alternative investments become more attractive or if it is necessary to rebalance the portfolio.

Principal Risks:
You can lose money by investing in the Fund.The likelihood of a loss is greater if you invest for a short period of time.The Fund is intended for investors who:
■	Are seeking total return,

■	Want an investment that provides diversification among different asset classes,

■	Are willing to accept a moderate degree of investment risk, and

■	Have a long-term investment horizon and are able to ride out market cycles.
Here are the principal risks of investing in the Total Return Fund:
Market Risk. Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Similarly, bond prices fluctuate in value with changes in interest rates, the economy and the financial conditions of companies that issue them.
Mid-Size and Small-Size Company Risk. The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations. At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.
Interest Rate Risk. In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases. Securities with longer maturities are generally more sensitive to interest rate changes.
Credit Risk. This is the risk that an issuer of bonds and other debt securities will be unable to pay interest or principal when due. The prices of bonds and other debt securities are affected by the credit quality of the issuer and, in the case of mortgage-backed securities, the credit quality of the underlying mortgages.
Allocation Risk. The Fund may allocate assets to investment classes that underperform other classes. For example, the Fund may be overweighted in stocks when the stock market is falling and the bond market is rising.
Security Selection Risk. Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.The bar chart shows changes in the Fund's performance from year to year for Class A shares.The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 11.86% (for the quarter ended June 30, 2003) and the lowest quarterly return was -11.40% (for the quarter ended December 31, 2008).
Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns FIRST INVESTORS TOTAL RETURN FUND	1 Year	5 Years	10 Years
CLASS A	5.49%	2.79%	2.05%
CLASS A After Taxes on Distributions	4.83%	2.04%	1.37%
CLASS A After Taxes on Distributions and Sales	3.75%	1.97%	1.36%
CLASS B	7.22%	2.94%	1.94%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%
BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index (reflects no deduction for fees, expenses or taxes)	6.43%	5.87%	5.89%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FIRST INVESTORS VALUE FUND
RISK/RETURN
Investment Objective:
The Fund seeks total return.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 99 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-44 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees FIRST INVESTORS VALUE FUND	CLASS A	CLASS B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses FIRST INVESTORS VALUE FUND	CLASS A	CLASS B
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.33%	0.33%
Total Annual Fund Operating Expenses	1.38%	2.08%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example FIRST INVESTORS VALUE FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	707	987	1,287	2,137
CLASS B	611	952	1,319	2,231

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption FIRST INVESTORS VALUE FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	707	987	1,287	2,137
CLASS B	211	652	1,119	2,231

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its whole portfolio.

Principal Investment Strategies:
The Fund invests, under normal market conditions, primarily in dividend-paying stocks of companies that the Fund believes are undervalued in the market relative to their long term potential.The Fund normally will diversify its assets among dividend-paying stocks of large-, mid- and small-size companies.The Fund may also invest in stocks of companies of any size that do not pay dividends if they appear to be undervalued.
The Fund uses both quantitative and qualitative analysis in attempting to identify stocks that are undervalued. Quantitatively, the Fund seeks companies with one or more of the following: low price-to-cash flow ratios; low price-to-book value ratios; low price-to-sales ratios; low corporate leverage; and insider buying. Qualitatively, the Fund assesses a company’s corporate strategy and whether the company is operating in the interests of shareholders and analyzes a company’s balance sheet, competition within a company’s industry, barriers to entry and the potential for product substitution.
The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated, alternative investments become more attractive or if it is necessary to rebalance the portfolio.

Principal Risks:
You can lose money by investing in the Fund.The likelihood of a loss is greater if you invest for a short period of time.The Fund is intended for investors who:
■	Are seeking total return,

■	Are willing to accept a moderate degree of investment risk, and

■	Have a long-term investment horizon and are able to ride out market cycles.
Here are the principal risks of investing in the Value Fund:
Market Risk. Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, a change in interest rates or a change in investor sentiment.
Undervalued Securities Risk. The Fund seeks to invest in stocks that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions. If these events do not occur or investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall.
Mid-Size and Small-Size Company Risk. The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations. At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.
Security Selection Risk. Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.The bar chart shows changes in the Fund's performance from year to year for Class A shares.The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 14.33% (for the quarter ended June 30, 2003) and the lowest quarterly return was -18.65% (for the quarter ended December 31, 2008).
Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns FIRST INVESTORS VALUE FUND	1 Year	5 Years	10 Years
CLASS A	6.83%	1.45%	0.30%
CLASS A After Taxes on Distributions	6.57%	0.99%	(0.03%)
CLASS A After Taxes on Distributions and Sales	4.76%	0.95%	0.10%
CLASS B	8.68%	1.62%	0.09%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FIRST INVESTORS BLUE CHIP FUND
RISK/RETURN
Investment Objective:
The Fund seeks high total investment return.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 99 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-44 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees FIRST INVESTORS BLUE CHIP FUND	CLASS A	CLASS B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses FIRST INVESTORS BLUE CHIP FUND	CLASS A	CLASS B
Management Fees	0.74%	0.74%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.42%	0.42%
Total Annual Fund Operating Expenses	1.46%	2.16%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example FIRST INVESTORS BLUE CHIP FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	715	1,010	1,327	2,221
CLASS B	619	976	1,359	2,315

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption FIRST INVESTORS BLUE CHIP FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	715	1,010	1,327	2,221
CLASS B	219	676	1,159	2,315

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its whole portfolio.

Principal Investment Strategies:
Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks of "Blue Chip" companies.The Fund defines "Blue Chip" companies as large, well-established companies that have market capitalizations of greater than  $5 billion.
The Fund uses fundamental research to select stocks of companies that it believes have attractive valuations and growth potential within their respective sectors and industries. Security selection is based on a variety of factors including: the strength of a company’s balance sheet; its record of earnings growth; and its competitive position. The Fund attempts to stay broadly diversified but it may emphasize certain industry sectors based on economic and market conditions.
The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated, alternative investments become more attractive or if it is necessary to rebalance the portfolio.

Principal Risks:
You can lose money by investing in the Fund. The likelihood of a loss is greater if you invest for a short period of time.The Fund is intended for investors who:
■	Are seeking growth of capital,

■	Are willing to accept a moderate degree of investment risk, and

■	Have a long-term investment horizon and are able to ride out market cycles.
Here are the principal risks of investing in the Blue Chip Fund:
Market Risk. Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, a change in interest rates or a change in investor sentiment. While Blue Chip companies are generally well-established companies, their stocks may fluctuate substantially in price. At times, the stocks of large, well-established companies may underperform stocks of smaller companies.
While the Fund generally attempts to stay broadly diversified, it may emphasize certain industry sectors based upon economic and market conditions. The Fund’s performance could be adversely affected if these industry sectors perform worse than expected.
Security Selection Risk. Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.The bar chart shows changes in the Fund's performance from year to year for Class A shares.The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 14.34% (for the quarter ended June 30, 2003) and the lowest quarterly return was -19.66% (for the quarter ended December 31, 2008).
Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns FIRST INVESTORS BLUE CHIP FUND	1 Year	5 Years	10 Years
CLASS A	3.20%	(0.19%)	(2.03%)
CLASS A After Taxes on Distributions	3.05%	(0.32%)	(2.10%)
CLASS A After Taxes on Distributions and Sales	2.26%	(0.20%)	(1.72%)
CLASS B	4.72%	(0.10%)	(2.28%)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FIRST INVESTORS GROWTH & INCOME FUND
RISK/RETURN
Investment Objective:
The Fund seeks long-term growth of capital and current income.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 99 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-44 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees FIRST INVESTORS GROWTH & INCOME FUND	CLASS A	CLASS B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses FIRST INVESTORS GROWTH & INCOME FUND		CLASS A	CLASS B
Management Fees		0.73%	0.73%
Distribution and Service (12b-1) Fees		0.30%	1.00%
Other Expenses		0.37%	0.37%
Total Annual Fund Operating Expenses	[1]	1.40%	2.10%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example FIRST INVESTORS GROWTH & INCOME FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	709	993	1,297	2,158
CLASS B	613	958	1,329	2,252

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption FIRST INVESTORS GROWTH & INCOME FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	709	993	1,297	2,158
CLASS B	213	658	1,129	2,252

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its whole portfolio.

Principal Investment Strategies:
The Fund primarily invests in common stocks that offer the potential for capital growth, current income or both.The Fund generally seeks to invest in common stocks of large-, mid-, and small-size companies that have a history of paying dividends.When the Fund cannot identify dividend-paying stocks that it finds attractive, it may invest in non-dividend-paying stocks.
The Fund generally uses a “bottom-up” approach to selecting investments. This means that the Fund generally identifies potential investments through fundamental research and analysis and thereafter focuses on other issues, such as economic trends, interest rates, industry diversification and market capitalization. In deciding whether to buy or sell securities, the Fund considers, among other things, the issuer’s financial strength, management, earnings growth or potential earnings growth and history (if any) of paying dividends.
The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated, alternative investments become more attractive or if it is necessary to rebalance the portfolio.

Principal Risks:
You can lose money by investing in the Fund.The likelihood of a loss is greater if you invest for a short period of time.The Fund is intended for investors who:
■	Are primarily seeking an investment that offers the potential for growth with a modest amount of income,

■	Are willing to accept a moderate degree of investment risk, and

■	Have a long-term investment horizon and are able to ride out market cycles.
Here are the principal risks of investing in the Growth & Income Fund:
Market Risk. Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, a change in interest rates or a change in investor sentiment. While dividend-paying stocks are generally considered less volatile than other stocks, there can be no guarantee that the Fund’s overall portfolio will be less volatile than the general stock market.
Mid-Size and Small-Size Company Risk. The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations. At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.
Dividend Risk. At times, the Fund may not be able to identify dividend-paying stocks that are attractive investments. The income received by the Fund will also fluctuate due to the amount of dividends that companies elect to pay. The Fund may not have sufficient income to pay its shareholders regular dividends.
Security Selection Risk. Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.The bar chart shows changes in the Fund's performance from year to year for Class A shares.The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 16.90% (for the quarter ended June 30, 2009) and the lowest quarterly return was -22.47% (for the quarter ended December 31, 2008).
Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns FIRST INVESTORS GROWTH & INCOME FUND	1 Year	5 Years	10 Years
CLASS A	8.34%	0.69%	0.37%
CLASS A After Taxes on Distributions	8.14%	0.44%	0.18%
CLASS A After Taxes on Distributions and Sales	5.67%	0.51%	0.24%
CLASS B	10.12%	0.81%	0.13%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FIRST INVESTORS GLOBAL FUND
RISK/RETURN
Investment Objective:
The Fund seeks long-term capital growth.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 99 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-44 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees FIRST INVESTORS GLOBAL FUND	CLASS A	CLASS B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses FIRST INVESTORS GLOBAL FUND	CLASS A	CLASS B
Management Fees	0.98%	0.98%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.47%	0.47%
Total Annual Fund Operating Expenses	1.75%	2.45%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example FIRST INVESTORS GLOBAL FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	743	1,094	1,469	2,519
CLASS B	648	1,064	1,506	2,614

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption FIRST INVESTORS GLOBAL FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	743	1,094	1,469	2,519
CLASS B	248	764	1,306	2,614

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.During the most recent fiscal year, the Fund's portfolio turnover rate was 92% of the average value of its whole portfolio.

Principal Investment Strategies:
The Fund invests in a diversified portfolio of common stocks of companies that are located throughout the world, including the United States.Although the Fund primarily invests in stocks of U.S. and foreign companiesthat are considered large to medium in size (measured by market capitalization) and that are traded in larger or more established markets, it may invest a significant amount in less-developed or emerging markets.The Fund may also invest (to a lesser degree) in smaller size companies.
The Fund uses fundamental research and analysis to identify prospective investments. Security selection is based on one or more of the following: profitability; earnings growth; strong possibility of price-to-earnings multiple expansion (or increases in other similar valuation measures); hidden or unappreciated value; and/or quality management. Once potential investments are identified, the Fund constructs its portfolio based on many factors including: (1) regional and country allocation; (2) industry and sector allocation; (3) company size; and (4) in the case of foreign securities, foreign currency exposure and the risks of trading and maintaining securities and cash in foreign countries.
A stock may be sold if, in the portfolio manager’s opinion: its downside risk equals or exceeds its upside potential; it suffers from a decreasing trend of earnings growth or suffers an earnings disappointment; or it experiences excessive valuations.

Principal Risks:
You can lose money by investing in the Fund.The likelihood of a loss is greater if you invest for a short period of time.The Fund is intended for investors who:
■	Are seeking significant growth of capital,

■	Want exposure to investments in both U.S. and foreign companies,

■	Are willing to accept a moderate degree of investment risk, and

■	Have a long-term investment horizon and are able to ride out market cycles.
Here are the principal risks of investing in the Global Fund:
Market Risk. Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, a change in interest rates or a change in investor sentiment.
Foreign Securities Risk. There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in the exchange rates between the U.S. dollar and foreign currencies, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential restrictions in the flow of capital.
Emerging Markets Risk. The risks of investing in foreign securities are heightened when investing in emerging or developing markets. The economies and political environments of emerging or developing countries tend to be more unstable than those of developed countries, resulting in more volatile rates of returns than the developed markets and substantially greater risk to investors.
Liquidity Risk. The Fund is also susceptible to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets.
Mid-Size and Small-Size Company Risk. The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations. At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.
Security Selection Risk. Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.The bar chart shows changes in the Fund's performance from year to year for Class A shares.The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 19.46% (for the quarter ended June 30, 2009) and the lowest quarterly return was -21.05% (for the quarter ended December 31, 2008).
Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns FIRST INVESTORS GLOBAL FUND	1 Year	5 Years	10 Years
CLASS A	6.03%	2.50%	1.69%
CLASS A After Taxes on Distributions	6.03%	1.43%	1.16%
CLASS A After Taxes on Distributions and Sales	3.92%	1.83%	1.30%
CLASS B	7.69%	2.71%	1.40%
Morgan Stanley Capital International All Country World Free Index (reflects no deduction for fees, expenses or taxes)	13.21%	3.98%	3.69%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FIRST INVESTORS SELECT GROWTH FUND
RISK/RETURN
Investment Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 99 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-44 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees FIRST INVESTORS SELECT GROWTH FUND	CLASS A	CLASS B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses FIRST INVESTORS SELECT GROWTH FUND	CLASS A	CLASS B
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.51%	0.51%
Total Annual Fund Operating Expenses	1.56%	2.26%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example FIRST INVESTORS SELECT GROWTH FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	725	1,039	1,376	2,325
CLASS B	629	1,006	1,410	2,419

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption FIRST INVESTORS SELECT GROWTH FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	725	1,039	1,376	2,325
CLASS B	229	706	1,210	2,419

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.During the most recent fiscal year, the Fund's portfolio turnover rate was 98% of the average value of its whole portfolio.

Principal Investment Strategies:
The Fund invests in a portfolio of approximately 40-45 common stocks that the Fund's subadviser, Smith Asset Management Group, L.P. ("Smith"), believes offers the best potential for earnings growth with the lowest risk of negative earnings surprises.
Smith employs quantitative and qualitative analysis to identify high quality companies that it believes has the ability to accelerate earnings growth and exceed investor expectations. Beginning with a universe of stocks that includes large-, mid- and small-size companies, Smith’s investment team uses risk control and valuation screens primarily based on valuation, financial quality, stock volatility and corporate governance, to eliminate stocks that are highly volatile or are more likely to underperform the market.
Stocks that pass the initial screens are then evaluated using a proprietary methodology and fundamental analysis to produce a list of 80-100 eligible companies with a high probability of earnings growth that exceeds investor expectations. The analysis includes an evaluation of changes in Wall Street opinions, individual analysts’ historical accuracy, earnings quality analysis and corporate governance practices. Smith then constructs the Fund’s portfolio based on a traditional fundamental analysis of the companies identified on the list to understand their business prospects, earnings potential, strength of management and competitive positioning.
Stocks may be sold if they exhibit negative investment or performance characteristics, including: a negative earnings forecast or report, valuation concerns, company officials’ downward guidance on company performance or earnings or announcement of a buyout.

Principal Risks:
You can lose money by investing in the Fund.The likelihood of a loss is greater if you invest for a short period of time.The Fund is intended for investors who:
■	Are seeking growth of capital,

■	Are willing to accept a moderate degree of investment risk, and

■	Have a long-term investment horizon and are able to ride out market cycles.
Here are the principal risks of investing in the Select Growth Fund:
Market Risk. Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, a change in interest rates or a change in investor sentiment.
Mid-Size and Small-Size Company Risk. The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations. At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.
Growth Stock Risk. The Fund’s focus on growth stocks increases the potential volatility of its share price. If expectations are not met, the prices of these stocks may decline significantly.
Limited Holdings Risk. Because the Fund generally invests in a limited portfolio of only 40 to 45 stocks, it may be more volatile than other funds whose portfolios are more broadly diversified.
Security Selection Risk. Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.The bar chart shows changes in the Fund's performance from year to year for Class A shares.The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Prior to May 7, 2007, the Fund was known as the All-Cap Growth Fund, was managed by a different subadviser, and employed different strategies in seeking to invest in growth stocks. Therefore, the performance shown below is not necessarily reflective of how the Fund will perform in the future.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 18.17% (for the quarter ended June 30, 2003) and the lowest quarterly return was -24.36% (for the quarter ended December 31, 2008).
Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns FIRST INVESTORS SELECT GROWTH FUND	1 Year	5 Years	10 Years
CLASS A	13.31%	(3.07%)	(1.15%)
CLASS A After Taxes on Distributions	13.31%	(3.82%)	(1.54%)
CLASS A After Taxes on Distributions and Sales	8.65%	(2.56%)	(0.96%)
CLASS B	15.57%	(2.89%)	(1.37%)
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)	17.64%	3.88%	0.30%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FIRST INVESTORS OPPORTUNITY FUND
RISK/RETURN
Investment Objective:
The Fund seeks long-term capital growth.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 99 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-44 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees FIRST INVESTORS OPPORTUNITY FUND	CLASS A	CLASS B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses FIRST INVESTORS OPPORTUNITY FUND		CLASS A	CLASS B
Management Fees		0.74%	0.74%
Distribution and Service (12b-1) Fees		0.30%	1.00%
Other Expenses		0.41%	0.41%
Total Annual Fund Operating Expenses	[1]	1.45%	2.15%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example FIRST INVESTORS OPPORTUNITY FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	714	1,007	1,322	2,210
CLASS B	618	973	1,354	2,305

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption FIRST INVESTORS OPPORTUNITY FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	714	1,007	1,322	2,210
CLASS B	218	673	1,154	2,305

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its whole portfolio.

Principal Investment Strategies:
The Fund invests primarily in mid- and small-size companies that the Fund's Adviser believes offer strong growth opportunities.The Fund may continue to hold stocks of companies that grow into larger companies and may also invest opportunistically in larger companies.
The Fund uses a “bottom-up” approach to selecting investments. The Fund uses fundamental research to search for companies that have one or more of the following: a strong balance sheet; experienced management; above-average earnings growth potential; and stocks that are attractively priced. The Fund attempts to stay broadly diversified, but it may emphasize certain industry sectors based upon economic and market conditions.
The Fund may sell a stock if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive.

Principal Risks:
You can lose money by investing in the Fund.The likelihood of a loss is greater if you invest for a short period of time.The Fund is intended for investors who:
■	Are seeking significant growth of capital,

■	Want exposure to investments in mid-and small-size companies,

■	Are willing to accept higher than average investment risk, and

■	Have a long-term investment horizon and are able to ride out market cycles.
Here are the principal risks of investing in the Opportunity Fund:
Market Risk. Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, a change in interest rates or a change in investor sentiment.
Mid-Size and Small-Size Company Risk. The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations. At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.
Security Selection Risk. Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.The bar chart shows changes in the Fund's performance from year to year for Class A shares.The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 20.16% (for the quarter ended June 30, 2009) and the lowest quarterly return was -25.39% (for the quarter ended December 31, 2008).
Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns FIRST INVESTORS OPPORTUNITY FUND	1 Year	5 Years	10 Years
CLASS A	16.88%	1.94%	3.03%
CLASS A After Taxes on Distributions	16.85%	1.33%	2.68%
CLASS A After Taxes on Distributions and Sales	11.01%	1.53%	2.56%
CLASS B	19.12%	2.09%	2.79%
S&P Mid-Cap 400 Index (reflects no deduction for fees, expenses or taxes)	26.64%	5.74%	7.16%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FIRST INVESTORS SPECIAL SITUATIONS FUND
RISK/RETURN
Investment Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 99 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-44 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees FIRST INVESTORS SPECIAL SITUATIONS FUND	CLASS A	CLASS B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses FIRST INVESTORS SPECIAL SITUATIONS FUND	CLASS A	CLASS B
Management Fees	0.93%	0.93%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.42%	0.42%
Total Annual Fund Operating Expenses	1.65%	2.35%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example FIRST INVESTORS SPECIAL SITUATIONS FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	733	1,065	1,420	2,417
CLASS B	638	1,033	1,455	2,512

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption FIRST INVESTORS SPECIAL SITUATIONS FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	733	1,065	1,420	2,417
CLASS B	238	733	1,255	2,512

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.During the most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its whole portfolio.

Principal Investment Strategies:
The Fund primarily invests in common stocks of smaller size companies that have a new product or service, are in a position to benefit from some change in the economy, industry transformation, new law, new regulation or new technology, or are experiencing some other "special situation" that makes them undervalued relative to their long-term potential.The Fund may also invest in stocks of mid-size or large companies.
In selecting stocks, the Fund relies on fundamental and quantitative analysis. It screens potential investments to identify companies that have strong financial and managerial characteristics, including healthy balance sheets, a strong management team, solid market share positions and improving business fundamentals. The Fund then attempts to identify those companies that are undervalued by the market or are undergoing some special situation that creates a short-term dislocation between their stock price and underlying value. The Fund may emphasize certain industry sectors based on economic and market conditions.
The Fund may sell a stock if it becomes fully valued, it appreciates in value to the point that it is no longer a small-size company stock, its fundamentals have deteriorated or alternative investments become more attractive.

Principal Risks:
You can lose money by investing in the Fund.The likelihood of a loss is greater if you invest for a short period of time.The Fund is intended for investors who:
■	Are seeking significant growth of capital,

■	Want exposure to investments in small-size companies,

■	Are willing to accept a high degree of investment risk, and

■	Have a long-term investment horizon and are able to ride out market cycles.
Here are the principal risks of investing in the Special Situations Fund:
Market Risk. Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, a change in interest rates or a change in investor sentiment.
Small-Size and Mid-Size Company Risk. The market risk associated with stocks of small- and mid-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of small- and mid-size companies tend to experience sharper price fluctuations. At times, it may be difficult for the Fund to sell small-to-mid-size company stocks at reasonable prices.
Undervalued Security Risk. The Fund seeks to invest in stocks that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions. If these events do not occur, or investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall.
Sector Risk. The Fund will face a greater risk of loss due to factors affecting a single sector or industry than if the Fund always maintained wide diversity among the sectors and industries in which it invests.
Security Selection Risk. Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.The bar chart shows changes in the Fund's performance from year to year for Class A shares.The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 22.80% (for the quarter ended June 30, 2001) and the lowest quarterly return was -27.55% (for the quarter ended March 31, 2001).
Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns FIRST INVESTORS SPECIAL SITUATIONS FUND	1 Year	5 Years	10 Years
CLASS A	18.26%	5.69%	1.75%
CLASS A After Taxes on Distributions	18.26%	5.01%	1.42%
CLASS A After Taxes on Distributions and Sales	11.87%	4.67%	1.39%
CLASS B	20.63%	5.90%	1.60%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	26.85%	4.47%	6.33%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

First Investors International Fund
RISK/RETURN
Investment Objective:
The Fund primarily seeks long-term capital growth.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 99 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-44 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees First Investors International Fund	Class A	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Investors International Fund	Class A	Class B
Management Fees	0.98%	0.98%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.69%	0.69%
Total Annual Fund Operating Expenses	1.97%	2.67%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Investors International Fund (USD $)	1 year	3 years	5 years	10 years
Class A	763	1,158	1,576	2,739
Class B	670	1,129	1,615	2,834

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption First Investors International Fund (USD $)	1 year	3 years	5 years	10 years
Class A	763	1,158	1,576	2,739
Class B	270	829	1,415	2,834

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its whole portfolio.

Principal Investment Strategies:
The Fund invests in a portfolio of common stocks and other equity securities of companies that are located outside of the United States.To a limited degree, the Fund may also invest in companies based in the United States.The Fund typically invests in the securities of medium to large size companies, but will also invest in smaller companies.The Fund's holdings may be limited to the securities of 40 to 60 different issuers and may focus its investments in companies located in or tied economically to particular countries or regions.
The Fund generally invests in securities that are traded in the foreign securities markets, though it may invest significantly in emerging or developing markets. The Fund may also invest significantly in the following types of derivatives: futures on foreign securities or indices for hedging purposes or to gain exposure to foreign markets or currencies and foreign forward currency exchange contracts or foreign currency exchange transactions for hedging purposes.
The subadviser selects investments by screening a universe of stocks that meet its “quality growth” criteria, which include high return on equity and low to moderate leverage, among others. It then further narrows that universe by using a bottom-up stock and business analysis approach to identify companies whose businesses are highly profitable, have consistent operating histories and financial performance and enjoy possible long-term economic prospects. The subadviser also seeks to generate greater returns by investing in securities at a price below the company’s intrinsic worth.
In making sell decisions, the subadviser considers, among other things, whether a security’s price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a clear deterioration of future earnings power and whether, in the subadviser’s opinion, there has been a loss of long-term competitive advantage.

Principal Risks:
You can lose money by investing in the Fund.The likelihood of a loss is greater if you invest for a short period of time.The Fund is intended for investors who:
■	Are seeking capital growth,

■	Want exposure to investments in foreign companies,

■	Are willing to accept a high degree of investment risk, and

■	Have a long-term investment horizon and are able to ride out market cycles.
Here are the principal risks of investing in the International Fund:
Market Risk. Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, a change in interest rates or a change in investor sentiment.
Foreign Securities Risk. There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in the exchange rates between the U.S. dollar and foreign currencies, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential restrictions in the flow of capital. To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. As a result, it may be more volatile than a more geographically diversified fund.
Emerging Markets Risk. The risks of investing in foreign securities are heightened when investing in emerging or developing markets. The economies and political environments of emerging or developing countries tend to be more unstable than those of developed countries, resulting in more volatile rates of returns than the developed markets and substantially greater risk to investors.
Liquidity Risk. The Fund is also susceptible to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets.
Mid-Size and Small-Size Company Risk. The market risk associated with the securities of mid- and small-size companies is generally greater than that associated with securities of larger companies because such securities tend to experience sharper price fluctuations than those of larger companies. At times, it may be difficult for the Fund to sell mid-to-small size company stocks at reasonable prices.
Limited Holdings Risk. The Fund’s assets may be invested in a limited number of issuers. This means that the Fund’s performance may be substantially impacted by the change in value of even a single holding.
Security Selection Risk. Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.
Derivatives Securities Risk. Futures contracts, foreign currency exchange transactions and foreign forward currency contracts involve a number of risks, such as possible default by the counterparty to the transaction, incorrect judgment by the portfolio manager as to certain market movements and the potential of greater loss than if these techniques had not been used by the Fund. These investments can also increase the volatility of the Fund’s share price and expose the Fund to significant additional costs.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.The bar chart shows changes in the Fund's performance from year to year for Class A shares.The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 18.55% (for the quarter ended June 30, 2009) and the lowest quarterly return was -19.25% (for the quarter ended September 30, 2008).
Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns First Investors International Fund	1 Year	Since Inception		Inception Date
Class A	5.60%	0.73%	[1]	Jun 27, 2006
Class A After Taxes on Distributions	4.93%	0.21%	[1]
Class A After Taxes on Distributions and Sales	3.59%	0.29%	[1]
Class B	7.26%	0.91%	[1]	Jun 27, 2006
Morgan Stanley Capital International EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes)	8.21%	2.00%	[1]
Morgan Stanley Capital International EAFE Index (Net) (reflects the deduction of foreign withholding taxes on dividends)	7.75%	1.55%	[1]
[1]	Both Class A shares and Class B shares commenced operations on 6/27/06. The average annual total returns shown are for the period of 6/27/06 to 12/31/10.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	First Investors Equity Funds
Central Index Key	dei_EntityCentralIndexKey	0000886048
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 31, 2011
Prospectus Date	rr_ProspectusDate	Jan 31, 2011
FIRST INVESTORS CASH MANAGEMENT FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 99 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-44 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds. More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 99 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-44 of the Fund's statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in high-quality money market instruments that are determined by the Fund's Adviser to present minimal credit risk, including but not limited to commercial paper, short-term corporate bonds and notes, floating and variable rate notes and short-term obligations of U.S. Government-sponsored enterprises (some of which are not backed by the full faith and credit of the U.S. Government).
The Fund’s portfolio is managed to meet regulatory requirements that permit the Fund to maintain a stable net asset value (“NAV”) of  $1.00 per share. These include requirements relating to the credit quality, maturity, liquidity and diversification of the Fund’s investments.
In buying and selling securities, the Fund will consider ratings assigned by ratings services as well as its own credit analysis.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Although the Fund tries to maintain a  $1.00 share price, it may not be able to do so.It is therefore possible to lose money by investing in the Fund.The Fund is intended for investors who:
■	Are seeking income, and

■	Are seeking a conservative investment that provides a high degree of credit quality.
Here are the principal risks of investing in the Cash Management Fund:
Credit Risk. There is a risk that the value of a money market instrument will decline if there is a default by or a deterioration in the credit quality of the issuer or a provider of a credit enhancement or demand feature. This could cause the Fund’s NAV to decline below  $1.00 per share.
Credit risk also applies to securities issued by U.S. Government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government. These securities are supported solely by the credit of the issuing agency, instrumentality or corporation.
Interest Rate Risk. Like the values of other debt instruments, the market values of money market instruments are affected by changes in interest rates. When interest rates rise, the market values of money market instruments decline. This could cause the Fund’s NAV to decline below  $1.00 per share.
Liquidity Risk. The Fund may be unable to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the Fund’s liquidity. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements, which may have an adverse effect on the Fund’s ability to maintain a  $1.00 share price.
Yield Risk. The yields received by the Fund on its investments will decline as interest rates decline.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is intended for investors who: Are seeking income; and Are seeking a conservative investment that provides a high degree of credit quality.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.The bar chart shows changes in the Fund's performance from year to year for Class A shares.The table shows the Fund's average annual returns for 1, 5, and 10 years.The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows the Fund's average annual returns for 1, 5, and 10 years.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (800) 423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown, the highest quarterly return was 1.32% (for the quarter ended March 31, 2001) and the lowest quarterly return was 0.00% (for the quarter ended December 31, 2009 and for each quarter ended in 2010).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 1.32% (for the quarter ended March 31, 2001).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was 0.00% (for the quarter ended December 31, 2009 and for each quarter ended in 2010).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
FIRST INVESTORS CASH MANAGEMENT FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component3OtherExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,317
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	110
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	343
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	595
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,317
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	2.16%
10 Years	rr_AverageAnnualReturnYear10	1.91%
FIRST INVESTORS CASH MANAGEMENT FUND | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	586
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	876
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,190
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,951
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	186
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	576
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	990
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,951
Annual Return 2001	rr_AnnualReturn2001	3.61%
Annual Return 2002	rr_AnnualReturn2002	1.12%
Annual Return 2003	rr_AnnualReturn2003	0.49%
Annual Return 2004	rr_AnnualReturn2004	0.70%
Annual Return 2005	rr_AnnualReturn2005	2.45%
Annual Return 2006	rr_AnnualReturn2006	4.23%
Annual Return 2007	rr_AnnualReturn2007	4.50%
Annual Return 2008	rr_AnnualReturn2008	1.96%
Annual Return 2009	rr_AnnualReturn2009	0.22%
Annual Return 2010	rr_AnnualReturn2010	0.00%
1 Year	rr_AverageAnnualReturnYear01	(4.00%)
5 Years	rr_AverageAnnualReturnYear05	1.33%
10 Years	rr_AverageAnnualReturnYear10	1.35%
FIRST INVESTORS GOVERNMENT FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 99 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-44 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds. More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 99 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-44 of the Fund's statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Principal Investment Strategies: Under normal circumstances, the Fund invests at least 80% of its net assets in obligations issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities (“Government Securities”).
The majority of the Fund’s investments will typically consist of mortgage-backed securities that are guaranteed by the Government National Mortgage Association (“GNMA”), commonly known as Ginnie Maes. Ginnie Maes are guaranteed by the full faith and credit of the U.S. Government.
The Fund also invests in mortgage-backed securities issued by U.S. Government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government, such as Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”).
The Fund generally makes investment decisions based on its outlook for interest rates, economic and market conditions, and the relative values of different types of Government Securities. In selecting mortgage-backed investments, the Fund considers, among other factors, coupon and yield, relative value and weighted average maturity of the pool. The Fund will usually sell an investment when there are changes in the interest rate environment that are adverse to the investment.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.The likelihood of a loss is greater if you invest for a short period of time.The Fund is intended for investors who:
■	Are seeking an investment which offers both current income and a low degree of credit risk,

■	Are willing to accept fluctuations in the value of their investment and the income it produces as a result of changes in interest rates, and

■	Have a long-term investment horizon and are able to ride out market cycles.
Here are the principal risks of investing in the Government Fund:
Interest Rate Risk. In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases. Securities with longer maturities are generally more sensitive to interest rate changes.
Prepayment Risk. When interest rates decline, homeowners tend to refinance their mortgages. This could cause a decrease in the Fund’s income and share price.
Extension Risk. Rising interest rates can cause the Fund’s average maturity to lengthen due to a drop in mortgage prepayments. This will increase both the Fund’s sensitivity to interest rates and its potential for price declines.
Credit Risk. This is the risk that an issuer of bonds will be unable to pay interest or principal when due. The prices of bonds are affected by the credit quality of the issuer and in the case of mortgage-backed securities, the credit quality of the underlying mortgages. Credit risk applies to securities issued by U.S. Government-sponsored enterprises (such as Fannie Mae and Freddie Mac mortgage-backed securities) that are not supported by the full faith and credit of the U.S. Government.
Security Selection Risk. Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund. The Fund is intended for investors who: Are seeking an investment which offers both current income and a low degree of credit risk; Are willing to accept fluctuations in the value of their investment and the income it produces as a result of changes in interest rates; and Have a long-term investment horizon and are able to ride out market cycles.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.The bar chart shows changes in the Fund's performance from year to year for Class A shares.The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (800) 423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 3.66% (for the quarter ended December 31, 2008) and the lowest quarterly return was -0.81% (for the quarter ended June 30, 2006).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 3.66% (for the quarter ended December 31, 2008).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -0.81% (for the quarter ended June 30, 2006).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2006
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.81%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FIRST INVESTORS GOVERNMENT FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	694
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	946
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,217
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,989
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	694
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	946
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,217
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,989
Annual Return 2001	rr_AnnualReturn2001	6.60%
Annual Return 2002	rr_AnnualReturn2002	7.91%
Annual Return 2003	rr_AnnualReturn2003	2.18%
Annual Return 2004	rr_AnnualReturn2004	3.22%
Annual Return 2005	rr_AnnualReturn2005	2.30%
Annual Return 2006	rr_AnnualReturn2006	3.46%
Annual Return 2007	rr_AnnualReturn2007	5.79%
Annual Return 2008	rr_AnnualReturn2008	6.47%
Annual Return 2009	rr_AnnualReturn2009	5.13%
Annual Return 2010	rr_AnnualReturn2010	5.96%
1 Year	rr_AverageAnnualReturnYear01	(0.14%)
5 Years	rr_AverageAnnualReturnYear05	4.12%
10 Years	rr_AverageAnnualReturnYear10	4.26%
FIRST INVESTORS GOVERNMENT FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.44%)
5 Years	rr_AverageAnnualReturnYear05	2.57%
10 Years	rr_AverageAnnualReturnYear10	2.57%
FIRST INVESTORS GOVERNMENT FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.11%)
5 Years	rr_AverageAnnualReturnYear05	2.51%
10 Years	rr_AverageAnnualReturnYear10	2.57%
FIRST INVESTORS GOVERNMENT FUND | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	597
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	909
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,247
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,083
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	197
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	609
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,047
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,083
1 Year	rr_AverageAnnualReturnYear01	1.26%
5 Years	rr_AverageAnnualReturnYear05	4.28%
10 Years	rr_AverageAnnualReturnYear10	4.29%
FIRST INVESTORS GOVERNMENT FUND | BofA Merrill Lynch GNMA Master Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.76%
5 Years	rr_AverageAnnualReturnYear05	6.26%
10 Years	rr_AverageAnnualReturnYear10	5.95%
FIRST INVESTORS INVESTMENT GRADE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 99 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-44 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.During the most recent fiscal year, the Fund's portfolio turnover rate was 56% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds. More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 99 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-44 of the Fund's statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund will invest at least 80% of its net assets in investment grade debt securities.
The Fund may invest in a variety of different types of investment grade securities, including corporate bonds, securities issued or guaranteed by the U.S. Government or U.S. Government-sponsored enterprises (some of which are not backed by the full faith and credit of the U.S. Government), and mortgage-backed and other asset-backed securities.
In making investment decisions, the Fund considers the outlook for interest rates, economic and market conditions, credit ratings, and its own analysis of an issuer’s financial condition. The Fund will not necessarily sell an investment if its rating is reduced and it may hold securities that have been downgraded below investment grade (commonly known as “high yield” or “junk” bonds).

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.The likelihood of a loss is greater if you invest for a short period of time.The Fund is intended for investors who:
■	Are seeking an investment which offers current income and a moderate degree of credit risk,

■	Are willing to accept fluctuations in the value of their investment and the income it produces as a result of changes in interest rates, credit ratings and the economy, and

■	Have a long-term investment horizon and are able to ride out market cycles.
Here are the principal risks of investing in the Investment Grade Fund:
Interest Rate Risk. In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases. Securities with longer maturities are generally more sensitive to interest rate changes.
Prepayment and Extension Risk. The Fund is subject to prepayment and extension risk since it invests in mortgage-backed and other asset-backed securities. When interest rates decline, borrowers tend to refinance their loans. When this occurs, the loans that back these securities suffer a higher rate of prepayment. This could cause a decrease in the Fund’s income and share price. When interest rates rise, the Fund’s average maturity may lengthen due to a drop in prepayments. This will increase both the Fund’s sensitivity to interest rates and its potential for price declines.
Credit Risk. This is the risk that an issuer of bonds and other debt securities will be unable to pay interest or principal when due. The prices of bonds and other debt securities are affected by the credit quality of the issuer and, in the case of asset-backed securities, the credit quality of the underlying loans.
Liquidity Risk. High yield debt securities tend to be less liquid than higher quality debt securities, meaning that it may be difficult to sell high yield debt securities at reasonable prices.
Security Selection Risk. Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund. The Fund is intended for investors who: Are seeking an investment which offers current income and a moderate degree of credit risk; Are willing to accept fluctuations in the value of their investment and the income it produces as a result of changes in interest rates, credit ratings and the economy; and Have a long-term investment horizon and are able to ride out market cycles.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.The bar chart shows changes in the Fund's performance from year to year for Class A shares.The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (800) 423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 10.39% (for the quarter ended June 30, 2009) and the lowest quarterly return was -9.53% (for the quarter ended September 30, 2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 10.39% (for the quarter ended June 30, 2009).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return wa -9.53% (for the quarter ended September 30, 2008).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.53%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FIRST INVESTORS INVESTMENT GRADE FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	693
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	943
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,212
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,978
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	693
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	943
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,212
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,978
Annual Return 2001	rr_AnnualReturn2001	7.51%
Annual Return 2002	rr_AnnualReturn2002	8.04%
Annual Return 2003	rr_AnnualReturn2003	8.02%
Annual Return 2004	rr_AnnualReturn2004	4.01%
Annual Return 2005	rr_AnnualReturn2005	0.85%
Annual Return 2006	rr_AnnualReturn2006	3.65%
Annual Return 2007	rr_AnnualReturn2007	5.15%
Annual Return 2008	rr_AnnualReturn2008	(11.57%)
Annual Return 2009	rr_AnnualReturn2009	20.91%
Annual Return 2010	rr_AnnualReturn2010	9.09%
1 Year	rr_AverageAnnualReturnYear01	2.80%
5 Years	rr_AverageAnnualReturnYear05	3.68%
10 Years	rr_AverageAnnualReturnYear10	4.66%
FIRST INVESTORS INVESTMENT GRADE FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.15%
5 Years	rr_AverageAnnualReturnYear05	1.88%
10 Years	rr_AverageAnnualReturnYear10	2.70%
FIRST INVESTORS INVESTMENT GRADE FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.79%
5 Years	rr_AverageAnnualReturnYear05	1.96%
10 Years	rr_AverageAnnualReturnYear10	2.74%
FIRST INVESTORS INVESTMENT GRADE FUND | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	596
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	906
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,242
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,072
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	196
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	606
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,042
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,072
1 Year	rr_AverageAnnualReturnYear01	4.37%
5 Years	rr_AverageAnnualReturnYear05	3.83%
10 Years	rr_AverageAnnualReturnYear10	4.74%
FIRST INVESTORS INVESTMENT GRADE FUND | BofA Merrill Lynch U.S. Corporate Master Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.52%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	6.60%
FIRST INVESTORS FUND FOR INCOME
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 99 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-44 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.During the most recent fiscal year, the Fund's portfolio turnover rate was 78% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds. More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 99 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-44 of the Fund's statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund primarily invests in high yield, below investment grade corporate bonds (commonly known as "high yield" or "junk bonds").High yield bonds include both bonds that are rated below Baa by Moody's Investors Service, Inc. or below BBB by Standard & Poor's Ratings Services as well as unrated bonds that are determined by the Fund to be of equivalent quality.High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments).
Although the Fund will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis. The Fund may sell a bond when it shows deteriorating fundamentals or it falls short of the portfolio manager’s expectations. It may also decide to continue to hold a bond (or related securities) after a default.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.The likelihood of a loss is greater if you invest for a short period of time.The Fund is intended for investors who:
■	Are seeking an investment that offers a high level of current income,

■	Are willing to accept a high degree of credit risk and market volatility, and

■	Have a long-term investment horizon and are able to ride out market cycles.
Here are the principal risks of investing in the Fund For Income:
Credit Risk. This is the risk that an issuer of bonds and other debt securities will be unable to pay interest or principal when due. High yield bonds and other types of high yield debt securities have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings.
Market Risk. The entire high yield bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market volatility, large sustained sales of high yield bonds by major investors, high-profile defaults or the market’s psychology. This degree of volatility in the high yield market is usually associated more with stocks than bonds.
Interest Rate Risk. In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases. Securities with longer maturities are generally more sensitive to interest rate changes.
Liquidity Risk. High yield debt securities tend to be less liquid than higher quality debt securities, meaning that it may be difficult to sell high yield debt securities at a reasonable price.
Security Selection Risk. Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund. The Fund is intended for investors who: Are seeking an investment that offers a high level of current income; Are willing to accept a high degree of credit risk and market volatility; and Have a long-term investment horizon and are able to ride out market cycles.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.The bar chart shows changes in the Fund's performance from year to year for Class A shares.The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
On April 24, 2009, Muzinich & Co., Inc. (“Muzinich”) became the Fund’s subadviser. Therefore, the performance shown for the Fund is not necessarily reflective of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (800) 423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 15.60% (for the quarter ended June 30, 2009) and the lowest quarterly return was -19.51% (for the quarter ended December 31, 2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 15.60% (for the quarter ended June 30, 2009).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -19.51% (for the quarter ended December 31, 2008).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.51%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FIRST INVESTORS FUND FOR INCOME | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	703
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	972
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,262
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,084
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	703
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	972
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,262
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,084
Annual Return 2001	rr_AnnualReturn2001	0.03%
Annual Return 2002	rr_AnnualReturn2002	(0.48%)
Annual Return 2003	rr_AnnualReturn2003	25.31%
Annual Return 2004	rr_AnnualReturn2004	10.12%
Annual Return 2005	rr_AnnualReturn2005	(0.63%)
Annual Return 2006	rr_AnnualReturn2006	9.81%
Annual Return 2007	rr_AnnualReturn2007	0.54%
Annual Return 2008	rr_AnnualReturn2008	(27.42%)
Annual Return 2009	rr_AnnualReturn2009	35.51%
Annual Return 2010	rr_AnnualReturn2010	13.43%
1 Year	rr_AverageAnnualReturnYear01	6.70%
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	4.72%
FIRST INVESTORS FUND FOR INCOME | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.02%
5 Years	rr_AverageAnnualReturnYear05	0.32%
10 Years	rr_AverageAnnualReturnYear10	1.77%
FIRST INVESTORS FUND FOR INCOME | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.25%
5 Years	rr_AverageAnnualReturnYear05	0.82%
10 Years	rr_AverageAnnualReturnYear10	2.13%
FIRST INVESTORS FUND FOR INCOME | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	606
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	937
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,293
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,179
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	206
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	637
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,093
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,179
1 Year	rr_AverageAnnualReturnYear01	8.23%
5 Years	rr_AverageAnnualReturnYear05	3.25%
10 Years	rr_AverageAnnualReturnYear10	4.76%
FIRST INVESTORS FUND FOR INCOME | BofA Merrill Lynch BB-B US Cash Pay High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.25%
5 Years	rr_AverageAnnualReturnYear05	7.62%
10 Years	rr_AverageAnnualReturnYear10	8.09%
FIRST INVESTORS TOTAL RETURN FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high, long-term total investment return consistent with moderate investment risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 99 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-44 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds. More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 99 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-44 of the Fund's statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund allocates its assets among stocks, bonds and money market investments.While the percentage of assets allocated to each asset class is flexible rather than fixed, the Fund normally invests at least 50% of its net assets in stocks and at least 35% in bonds, cash and money market investments.The percentages may change due to, among other things, market fluctuations or reallocation decisions by the Fund's portfolio managers.
Once the asset allocation for stocks, bonds and money market investments has been set, the Fund uses fundamental research and analysis to determine which particular investments to purchase or sell.
The Fund’s investments in stocks are normally diversified among common stocks of large-, mid- and small-size companies that offer the potential for capital growth, current income, or both. In selecting stocks, the Fund considers, among other things, the issuer’s financial strength, management, earnings growth potential and history (if any) of paying dividends.
The Fund’s investments in bonds are normally diversified among different types of bonds and other debt securities, including corporate bonds, U.S. Government securities and mortgage-backed securities. The Fund selects bonds by first considering the outlook for the economy and interest rates, and thereafter, a particular security’s characteristics.
The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated, alternative investments become more attractive or if it is necessary to rebalance the portfolio.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.The likelihood of a loss is greater if you invest for a short period of time.The Fund is intended for investors who:
■	Are seeking total return,

■	Want an investment that provides diversification among different asset classes,

■	Are willing to accept a moderate degree of investment risk, and

■	Have a long-term investment horizon and are able to ride out market cycles.
Here are the principal risks of investing in the Total Return Fund:
Market Risk. Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Similarly, bond prices fluctuate in value with changes in interest rates, the economy and the financial conditions of companies that issue them.
Mid-Size and Small-Size Company Risk. The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations. At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.
Interest Rate Risk. In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases. Securities with longer maturities are generally more sensitive to interest rate changes.
Credit Risk. This is the risk that an issuer of bonds and other debt securities will be unable to pay interest or principal when due. The prices of bonds and other debt securities are affected by the credit quality of the issuer and, in the case of mortgage-backed securities, the credit quality of the underlying mortgages.
Allocation Risk. The Fund may allocate assets to investment classes that underperform other classes. For example, the Fund may be overweighted in stocks when the stock market is falling and the bond market is rising.
Security Selection Risk. Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund. The Fund is intended for investors who: Are seeking total return; Want an investment that provides diversification among different asset classes; Are willing to accept a moderate degree of investment risk; and Have a long-term investment horizon and are able to ride out market cycles.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.The bar chart shows changes in the Fund's performance from year to year for Class A shares.The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (800) 423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 11.86% (for the quarter ended June 30, 2003) and the lowest quarterly return was -11.40% (for the quarter ended December 31, 2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 11.86% (for the quarter ended June 30, 2003).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -11.40% (for the quarter ended December 31, 2008).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.40%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FIRST INVESTORS TOTAL RETURN FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	706
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	984
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,282
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,127
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	706
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	984
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,282
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,127
Annual Return 2001	rr_AnnualReturn2001	(10.70%)
Annual Return 2002	rr_AnnualReturn2002	(12.34%)
Annual Return 2003	rr_AnnualReturn2003	20.53%
Annual Return 2004	rr_AnnualReturn2004	7.97%
Annual Return 2005	rr_AnnualReturn2005	4.79%
Annual Return 2006	rr_AnnualReturn2006	10.18%
Annual Return 2007	rr_AnnualReturn2007	3.69%
Annual Return 2008	rr_AnnualReturn2008	(21.06%)
Annual Return 2009	rr_AnnualReturn2009	20.61%
Annual Return 2010	rr_AnnualReturn2010	11.96%
1 Year	rr_AverageAnnualReturnYear01	5.49%
5 Years	rr_AverageAnnualReturnYear05	2.79%
10 Years	rr_AverageAnnualReturnYear10	2.05%
FIRST INVESTORS TOTAL RETURN FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.83%
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	1.37%
FIRST INVESTORS TOTAL RETURN FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.75%
5 Years	rr_AverageAnnualReturnYear05	1.97%
10 Years	rr_AverageAnnualReturnYear10	1.36%
FIRST INVESTORS TOTAL RETURN FUND | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	610
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	949
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,314
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,221
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	210
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	649
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,114
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,221
1 Year	rr_AverageAnnualReturnYear01	7.22%
5 Years	rr_AverageAnnualReturnYear05	2.94%
10 Years	rr_AverageAnnualReturnYear10	1.94%
FIRST INVESTORS TOTAL RETURN FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
FIRST INVESTORS TOTAL RETURN FUND | BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.43%
5 Years	rr_AverageAnnualReturnYear05	5.87%
10 Years	rr_AverageAnnualReturnYear10	5.89%
FIRST INVESTORS VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 99 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-44 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds. More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 99 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-44 of the Fund's statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests, under normal market conditions, primarily in dividend-paying stocks of companies that the Fund believes are undervalued in the market relative to their long term potential.The Fund normally will diversify its assets among dividend-paying stocks of large-, mid- and small-size companies.The Fund may also invest in stocks of companies of any size that do not pay dividends if they appear to be undervalued.
The Fund uses both quantitative and qualitative analysis in attempting to identify stocks that are undervalued. Quantitatively, the Fund seeks companies with one or more of the following: low price-to-cash flow ratios; low price-to-book value ratios; low price-to-sales ratios; low corporate leverage; and insider buying. Qualitatively, the Fund assesses a company’s corporate strategy and whether the company is operating in the interests of shareholders and analyzes a company’s balance sheet, competition within a company’s industry, barriers to entry and the potential for product substitution.
The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated, alternative investments become more attractive or if it is necessary to rebalance the portfolio.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.The likelihood of a loss is greater if you invest for a short period of time.The Fund is intended for investors who:
■	Are seeking total return,

■	Are willing to accept a moderate degree of investment risk, and

■	Have a long-term investment horizon and are able to ride out market cycles.
Here are the principal risks of investing in the Value Fund:
Market Risk. Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, a change in interest rates or a change in investor sentiment.
Undervalued Securities Risk. The Fund seeks to invest in stocks that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions. If these events do not occur or investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall.
Mid-Size and Small-Size Company Risk. The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations. At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.
Security Selection Risk. Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund. The Fund is intended for investors who: Are seeking total return; Are willing to accept a moderate degree of investment risk; and Have a long-term investment horizon and are able to ride out market cycles.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.The bar chart shows changes in the Fund's performance from year to year for Class A shares.The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (800) 423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 14.33% (for the quarter ended June 30, 2003) and the lowest quarterly return was -18.65% (for the quarter ended December 31, 2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 14.33% (for the quarter ended June 30, 2003).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -18.65% (for the quarter ended December 31, 2008)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.65%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FIRST INVESTORS VALUE FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	707
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	987
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,287
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,137
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	707
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	987
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,287
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,137
Annual Return 2001	rr_AnnualReturn2001	(19.88%)
Annual Return 2002	rr_AnnualReturn2002	(21.40%)
Annual Return 2003	rr_AnnualReturn2003	25.25%
Annual Return 2004	rr_AnnualReturn2004	15.13%
Annual Return 2005	rr_AnnualReturn2005	5.56%
Annual Return 2006	rr_AnnualReturn2006	19.78%
Annual Return 2007	rr_AnnualReturn2007	(0.99%)
Annual Return 2008	rr_AnnualReturn2008	(29.09%)
Annual Return 2009	rr_AnnualReturn2009	19.61%
Annual Return 2010	rr_AnnualReturn2010	13.43%
1 Year	rr_AverageAnnualReturnYear01	6.83%
5 Years	rr_AverageAnnualReturnYear05	1.45%
10 Years	rr_AverageAnnualReturnYear10	0.30%
FIRST INVESTORS VALUE FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.57%
5 Years	rr_AverageAnnualReturnYear05	0.99%
10 Years	rr_AverageAnnualReturnYear10	(0.03%)
FIRST INVESTORS VALUE FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.76%
5 Years	rr_AverageAnnualReturnYear05	0.95%
10 Years	rr_AverageAnnualReturnYear10	0.10%
FIRST INVESTORS VALUE FUND | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	611
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	952
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,319
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,231
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	211
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	652
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,119
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,231
1 Year	rr_AverageAnnualReturnYear01	8.68%
5 Years	rr_AverageAnnualReturnYear05	1.62%
10 Years	rr_AverageAnnualReturnYear10	0.09%
FIRST INVESTORS VALUE FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
FIRST INVESTORS BLUE CHIP FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high total investment return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 99 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-44 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds. More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 99 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-44 of the Fund's statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks of "Blue Chip" companies.The Fund defines "Blue Chip" companies as large, well-established companies that have market capitalizations of greater than  $5 billion.
The Fund uses fundamental research to select stocks of companies that it believes have attractive valuations and growth potential within their respective sectors and industries. Security selection is based on a variety of factors including: the strength of a company’s balance sheet; its record of earnings growth; and its competitive position. The Fund attempts to stay broadly diversified but it may emphasize certain industry sectors based on economic and market conditions.
The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated, alternative investments become more attractive or if it is necessary to rebalance the portfolio.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund. The likelihood of a loss is greater if you invest for a short period of time.The Fund is intended for investors who:
■	Are seeking growth of capital,

■	Are willing to accept a moderate degree of investment risk, and

■	Have a long-term investment horizon and are able to ride out market cycles.
Here are the principal risks of investing in the Blue Chip Fund:
Market Risk. Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, a change in interest rates or a change in investor sentiment. While Blue Chip companies are generally well-established companies, their stocks may fluctuate substantially in price. At times, the stocks of large, well-established companies may underperform stocks of smaller companies.
While the Fund generally attempts to stay broadly diversified, it may emphasize certain industry sectors based upon economic and market conditions. The Fund’s performance could be adversely affected if these industry sectors perform worse than expected.
Security Selection Risk. Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund. The Fund is intended for investors who: Are seeking growth of capital; Are willing to accept a moderate degree of investment risk; and Have a long-term investment horizon and are able to ride out market cycles.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.The bar chart shows changes in the Fund's performance from year to year for Class A shares.The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (800) 423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 14.34% (for the quarter ended June 30, 2003) and the lowest quarterly return was -19.66% (for the quarter ended December 31, 2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 14.34% (for the quarter ended June 30, 2003).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -19.66% (for the quarter ended December 31, 2008).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.66%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FIRST INVESTORS BLUE CHIP FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	715
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,010
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,327
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,221
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	715
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,010
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,327
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,221
Annual Return 2001	rr_AnnualReturn2001	(19.32%)
Annual Return 2002	rr_AnnualReturn2002	(26.18%)
Annual Return 2003	rr_AnnualReturn2003	25.13%
Annual Return 2004	rr_AnnualReturn2004	6.48%
Annual Return 2005	rr_AnnualReturn2005	3.67%
Annual Return 2006	rr_AnnualReturn2006	13.79%
Annual Return 2007	rr_AnnualReturn2007	3.78%
Annual Return 2008	rr_AnnualReturn2008	(32.54%)
Annual Return 2009	rr_AnnualReturn2009	20.47%
Annual Return 2010	rr_AnnualReturn2010	9.50%
1 Year	rr_AverageAnnualReturnYear01	3.20%
5 Years	rr_AverageAnnualReturnYear05	(0.19%)
10 Years	rr_AverageAnnualReturnYear10	(2.03%)
FIRST INVESTORS BLUE CHIP FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.05%
5 Years	rr_AverageAnnualReturnYear05	(0.32%)
10 Years	rr_AverageAnnualReturnYear10	(2.10%)
FIRST INVESTORS BLUE CHIP FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.26%
5 Years	rr_AverageAnnualReturnYear05	(0.20%)
10 Years	rr_AverageAnnualReturnYear10	(1.72%)
FIRST INVESTORS BLUE CHIP FUND | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	619
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	976
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,359
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,315
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	219
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	676
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,159
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,315
1 Year	rr_AverageAnnualReturnYear01	4.72%
5 Years	rr_AverageAnnualReturnYear05	(0.10%)
10 Years	rr_AverageAnnualReturnYear10	(2.28%)
FIRST INVESTORS BLUE CHIP FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
FIRST INVESTORS GROWTH & INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 99 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-44 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds. More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 99 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-44 of the Fund's statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund primarily invests in common stocks that offer the potential for capital growth, current income or both.The Fund generally seeks to invest in common stocks of large-, mid-, and small-size companies that have a history of paying dividends.When the Fund cannot identify dividend-paying stocks that it finds attractive, it may invest in non-dividend-paying stocks.
The Fund generally uses a “bottom-up” approach to selecting investments. This means that the Fund generally identifies potential investments through fundamental research and analysis and thereafter focuses on other issues, such as economic trends, interest rates, industry diversification and market capitalization. In deciding whether to buy or sell securities, the Fund considers, among other things, the issuer’s financial strength, management, earnings growth or potential earnings growth and history (if any) of paying dividends.
The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated, alternative investments become more attractive or if it is necessary to rebalance the portfolio.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.The likelihood of a loss is greater if you invest for a short period of time.The Fund is intended for investors who:
■	Are primarily seeking an investment that offers the potential for growth with a modest amount of income,

■	Are willing to accept a moderate degree of investment risk, and

■	Have a long-term investment horizon and are able to ride out market cycles.
Here are the principal risks of investing in the Growth & Income Fund:
Market Risk. Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, a change in interest rates or a change in investor sentiment. While dividend-paying stocks are generally considered less volatile than other stocks, there can be no guarantee that the Fund’s overall portfolio will be less volatile than the general stock market.
Mid-Size and Small-Size Company Risk. The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations. At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.
Dividend Risk. At times, the Fund may not be able to identify dividend-paying stocks that are attractive investments. The income received by the Fund will also fluctuate due to the amount of dividends that companies elect to pay. The Fund may not have sufficient income to pay its shareholders regular dividends.
Security Selection Risk. Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund. The Fund is intended for investors who: Are primarily seeking an investment that offers the potential for growth with a modest amount of income; Are willing to accept a moderate degree of investment risk; and Have a long-term investment horizon and are able to ride out market cycles.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.The bar chart shows changes in the Fund's performance from year to year for Class A shares.The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (800) 423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 16.90% (for the quarter ended June 30, 2009) and the lowest quarterly return was -22.47% (for the quarter ended December 31, 2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 16.90% (for the quarter ended June 30, 2009).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -22.47% (for the quarter ended December 31, 2008)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.47%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FIRST INVESTORS GROWTH & INCOME FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.73%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	709
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	993
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,297
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,158
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	709
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	993
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,297
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,158
Annual Return 2001	rr_AnnualReturn2001	(15.51%)
Annual Return 2002	rr_AnnualReturn2002	(22.83%)
Annual Return 2003	rr_AnnualReturn2003	29.85%
Annual Return 2004	rr_AnnualReturn2004	10.87%
Annual Return 2005	rr_AnnualReturn2005	6.68%
Annual Return 2006	rr_AnnualReturn2006	14.17%
Annual Return 2007	rr_AnnualReturn2007	2.47%
Annual Return 2008	rr_AnnualReturn2008	(35.86%)
Annual Return 2009	rr_AnnualReturn2009	27.42%
Annual Return 2010	rr_AnnualReturn2010	14.95%
1 Year	rr_AverageAnnualReturnYear01	8.34%
5 Years	rr_AverageAnnualReturnYear05	0.69%
10 Years	rr_AverageAnnualReturnYear10	0.37%
FIRST INVESTORS GROWTH & INCOME FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.14%
5 Years	rr_AverageAnnualReturnYear05	0.44%
10 Years	rr_AverageAnnualReturnYear10	0.18%
FIRST INVESTORS GROWTH & INCOME FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.67%
5 Years	rr_AverageAnnualReturnYear05	0.51%
10 Years	rr_AverageAnnualReturnYear10	0.24%
FIRST INVESTORS GROWTH & INCOME FUND | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.73%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	613
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	958
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,329
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,252
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	658
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,129
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,252
1 Year	rr_AverageAnnualReturnYear01	10.12%
5 Years	rr_AverageAnnualReturnYear05	0.81%
10 Years	rr_AverageAnnualReturnYear10	0.13%
FIRST INVESTORS GROWTH & INCOME FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
FIRST INVESTORS GLOBAL FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 99 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-44 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.During the most recent fiscal year, the Fund's portfolio turnover rate was 92% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	92.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds. More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 99 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-44 of the Fund's statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in a diversified portfolio of common stocks of companies that are located throughout the world, including the United States.Although the Fund primarily invests in stocks of U.S. and foreign companiesthat are considered large to medium in size (measured by market capitalization) and that are traded in larger or more established markets, it may invest a significant amount in less-developed or emerging markets.The Fund may also invest (to a lesser degree) in smaller size companies.
The Fund uses fundamental research and analysis to identify prospective investments. Security selection is based on one or more of the following: profitability; earnings growth; strong possibility of price-to-earnings multiple expansion (or increases in other similar valuation measures); hidden or unappreciated value; and/or quality management. Once potential investments are identified, the Fund constructs its portfolio based on many factors including: (1) regional and country allocation; (2) industry and sector allocation; (3) company size; and (4) in the case of foreign securities, foreign currency exposure and the risks of trading and maintaining securities and cash in foreign countries.
A stock may be sold if, in the portfolio manager’s opinion: its downside risk equals or exceeds its upside potential; it suffers from a decreasing trend of earnings growth or suffers an earnings disappointment; or it experiences excessive valuations.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.The likelihood of a loss is greater if you invest for a short period of time.The Fund is intended for investors who:
■	Are seeking significant growth of capital,

■	Want exposure to investments in both U.S. and foreign companies,

■	Are willing to accept a moderate degree of investment risk, and

■	Have a long-term investment horizon and are able to ride out market cycles.
Here are the principal risks of investing in the Global Fund:
Market Risk. Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, a change in interest rates or a change in investor sentiment.
Foreign Securities Risk. There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in the exchange rates between the U.S. dollar and foreign currencies, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential restrictions in the flow of capital.
Emerging Markets Risk. The risks of investing in foreign securities are heightened when investing in emerging or developing markets. The economies and political environments of emerging or developing countries tend to be more unstable than those of developed countries, resulting in more volatile rates of returns than the developed markets and substantially greater risk to investors.
Liquidity Risk. The Fund is also susceptible to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets.
Mid-Size and Small-Size Company Risk. The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations. At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.
Security Selection Risk. Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund. The Fund is intended for investors who: Are seeking significant growth of capital; Want exposure to investments in both U.S. and foreign companies; Are willing to accept a moderate degree of investment risk; and Have a long-term investment horizon and are able to ride out market cycles.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.The bar chart shows changes in the Fund's performance from year to year for Class A shares.The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (800) 423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 19.46% (for the quarter ended June 30, 2009) and the lowest quarterly return was -21.05% (for the quarter ended December 31, 2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 19.46% (for the quarter ended June 30, 2009)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -21.05% (for the quarter ended December 31, 2008).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.05%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FIRST INVESTORS GLOBAL FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.98%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	743
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,094
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,469
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,519
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	743
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,094
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,469
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,519
Annual Return 2001	rr_AnnualReturn2001	(15.09%)
Annual Return 2002	rr_AnnualReturn2002	(21.31%)
Annual Return 2003	rr_AnnualReturn2003	28.82%
Annual Return 2004	rr_AnnualReturn2004	12.37%
Annual Return 2005	rr_AnnualReturn2005	8.07%
Annual Return 2006	rr_AnnualReturn2006	17.77%
Annual Return 2007	rr_AnnualReturn2007	16.64%
Annual Return 2008	rr_AnnualReturn2008	(41.20%)
Annual Return 2009	rr_AnnualReturn2009	32.22%
Annual Return 2010	rr_AnnualReturn2010	12.46%
1 Year	rr_AverageAnnualReturnYear01	6.03%
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	1.69%
FIRST INVESTORS GLOBAL FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.03%
5 Years	rr_AverageAnnualReturnYear05	1.43%
10 Years	rr_AverageAnnualReturnYear10	1.16%
FIRST INVESTORS GLOBAL FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.92%
5 Years	rr_AverageAnnualReturnYear05	1.83%
10 Years	rr_AverageAnnualReturnYear10	1.30%
FIRST INVESTORS GLOBAL FUND | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.98%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	648
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,064
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,506
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,614
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	248
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	764
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,306
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,614
1 Year	rr_AverageAnnualReturnYear01	7.69%
5 Years	rr_AverageAnnualReturnYear05	2.71%
10 Years	rr_AverageAnnualReturnYear10	1.40%
FIRST INVESTORS GLOBAL FUND | Morgan Stanley Capital International All Country World Free Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.21%
5 Years	rr_AverageAnnualReturnYear05	3.98%
10 Years	rr_AverageAnnualReturnYear10	3.69%
FIRST INVESTORS SELECT GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 99 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-44 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.During the most recent fiscal year, the Fund's portfolio turnover rate was 98% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	98.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds. More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 99 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-44 of the Fund's statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in a portfolio of approximately 40-45 common stocks that the Fund's subadviser, Smith Asset Management Group, L.P. ("Smith"), believes offers the best potential for earnings growth with the lowest risk of negative earnings surprises.
Smith employs quantitative and qualitative analysis to identify high quality companies that it believes has the ability to accelerate earnings growth and exceed investor expectations. Beginning with a universe of stocks that includes large-, mid- and small-size companies, Smith’s investment team uses risk control and valuation screens primarily based on valuation, financial quality, stock volatility and corporate governance, to eliminate stocks that are highly volatile or are more likely to underperform the market.
Stocks that pass the initial screens are then evaluated using a proprietary methodology and fundamental analysis to produce a list of 80-100 eligible companies with a high probability of earnings growth that exceeds investor expectations. The analysis includes an evaluation of changes in Wall Street opinions, individual analysts’ historical accuracy, earnings quality analysis and corporate governance practices. Smith then constructs the Fund’s portfolio based on a traditional fundamental analysis of the companies identified on the list to understand their business prospects, earnings potential, strength of management and competitive positioning.
Stocks may be sold if they exhibit negative investment or performance characteristics, including: a negative earnings forecast or report, valuation concerns, company officials’ downward guidance on company performance or earnings or announcement of a buyout.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.The likelihood of a loss is greater if you invest for a short period of time.The Fund is intended for investors who:
■	Are seeking growth of capital,

■	Are willing to accept a moderate degree of investment risk, and

■	Have a long-term investment horizon and are able to ride out market cycles.
Here are the principal risks of investing in the Select Growth Fund:
Market Risk. Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, a change in interest rates or a change in investor sentiment.
Mid-Size and Small-Size Company Risk. The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations. At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.
Growth Stock Risk. The Fund’s focus on growth stocks increases the potential volatility of its share price. If expectations are not met, the prices of these stocks may decline significantly.
Limited Holdings Risk. Because the Fund generally invests in a limited portfolio of only 40 to 45 stocks, it may be more volatile than other funds whose portfolios are more broadly diversified.
Security Selection Risk. Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund. The Fund is intended for investors who: Are seeking growth of capital; Are willing to accept a moderate degree of investment risk; and Have a long-term investment horizon and are able to ride out market cycles.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.The bar chart shows changes in the Fund's performance from year to year for Class A shares.The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Prior to May 7, 2007, the Fund was known as the All-Cap Growth Fund, was managed by a different subadviser, and employed different strategies in seeking to invest in growth stocks. Therefore, the performance shown below is not necessarily reflective of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (800) 423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 18.17% (for the quarter ended June 30, 2003) and the lowest quarterly return was -24.36% (for the quarter ended December 31, 2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 18.17% (for the quarter ended June 30, 2003).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -24.36% (for the quarter ended December 31, 2008).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.36%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FIRST INVESTORS SELECT GROWTH FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	725
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,039
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,376
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,325
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	725
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,039
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,376
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,325
Annual Return 2001	rr_AnnualReturn2001	(15.09%)
Annual Return 2002	rr_AnnualReturn2002	(23.74%)
Annual Return 2003	rr_AnnualReturn2003	32.00%
Annual Return 2004	rr_AnnualReturn2004	12.52%
Annual Return 2005	rr_AnnualReturn2005	8.20%
Annual Return 2006	rr_AnnualReturn2006	5.61%
Annual Return 2007	rr_AnnualReturn2007	12.49%
Annual Return 2008	rr_AnnualReturn2008	(41.77%)
Annual Return 2009	rr_AnnualReturn2009	9.09%
Annual Return 2010	rr_AnnualReturn2010	20.29%
1 Year	rr_AverageAnnualReturnYear01	13.31%
5 Years	rr_AverageAnnualReturnYear05	(3.07%)
10 Years	rr_AverageAnnualReturnYear10	(1.15%)
FIRST INVESTORS SELECT GROWTH FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.31%
5 Years	rr_AverageAnnualReturnYear05	(3.82%)
10 Years	rr_AverageAnnualReturnYear10	(1.54%)
FIRST INVESTORS SELECT GROWTH FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.65%
5 Years	rr_AverageAnnualReturnYear05	(2.56%)
10 Years	rr_AverageAnnualReturnYear10	(0.96%)
FIRST INVESTORS SELECT GROWTH FUND | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	629
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,006
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,410
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,419
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	229
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	706
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,210
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,419
1 Year	rr_AverageAnnualReturnYear01	15.57%
5 Years	rr_AverageAnnualReturnYear05	(2.89%)
10 Years	rr_AverageAnnualReturnYear10	(1.37%)
FIRST INVESTORS SELECT GROWTH FUND | Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.64%
5 Years	rr_AverageAnnualReturnYear05	3.88%
10 Years	rr_AverageAnnualReturnYear10	0.30%
FIRST INVESTORS OPPORTUNITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 99 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-44 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds. More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 99 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-44 of the Fund's statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in mid- and small-size companies that the Fund's Adviser believes offer strong growth opportunities.The Fund may continue to hold stocks of companies that grow into larger companies and may also invest opportunistically in larger companies.
The Fund uses a “bottom-up” approach to selecting investments. The Fund uses fundamental research to search for companies that have one or more of the following: a strong balance sheet; experienced management; above-average earnings growth potential; and stocks that are attractively priced. The Fund attempts to stay broadly diversified, but it may emphasize certain industry sectors based upon economic and market conditions.
The Fund may sell a stock if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.The likelihood of a loss is greater if you invest for a short period of time.The Fund is intended for investors who:
■	Are seeking significant growth of capital,

■	Want exposure to investments in mid-and small-size companies,

■	Are willing to accept higher than average investment risk, and

■	Have a long-term investment horizon and are able to ride out market cycles.
Here are the principal risks of investing in the Opportunity Fund:
Market Risk. Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, a change in interest rates or a change in investor sentiment.
Mid-Size and Small-Size Company Risk. The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations. At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.
Security Selection Risk. Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund. The Fund is intended for investors who: Are seeking significant growth of capital; Want exposure to investments in mid-and small-size companies; Are willing to accept higher than average investment risk; and Have a long-term investment horizon and are able to ride out market cycles.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.The bar chart shows changes in the Fund's performance from year to year for Class A shares.The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (800) 423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 20.16% (for the quarter ended June 30, 2009) and the lowest quarterly return was -25.39% (for the quarter ended December 31, 2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 20.16% (for the quarter ended June 30, 2009).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 3, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -25.39% (for the quarter ended December 31, 2008).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.39%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FIRST INVESTORS OPPORTUNITY FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	714
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,007
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,322
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,210
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	714
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,007
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,322
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,210
Annual Return 2001	rr_AnnualReturn2001	(12.94%)
Annual Return 2002	rr_AnnualReturn2002	(19.92%)
Annual Return 2003	rr_AnnualReturn2003	33.40%
Annual Return 2004	rr_AnnualReturn2004	16.63%
Annual Return 2005	rr_AnnualReturn2005	12.96%
Annual Return 2006	rr_AnnualReturn2006	9.36%
Annual Return 2007	rr_AnnualReturn2007	4.94%
Annual Return 2008	rr_AnnualReturn2008	(38.30%)
Annual Return 2009	rr_AnnualReturn2009	32.99%
Annual Return 2010	rr_AnnualReturn2010	24.02%
1 Year	rr_AverageAnnualReturnYear01	16.88%
5 Years	rr_AverageAnnualReturnYear05	1.94%
10 Years	rr_AverageAnnualReturnYear10	3.03%
FIRST INVESTORS OPPORTUNITY FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.85%
5 Years	rr_AverageAnnualReturnYear05	1.33%
10 Years	rr_AverageAnnualReturnYear10	2.68%
FIRST INVESTORS OPPORTUNITY FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.01%
5 Years	rr_AverageAnnualReturnYear05	1.53%
10 Years	rr_AverageAnnualReturnYear10	2.56%
FIRST INVESTORS OPPORTUNITY FUND | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	618
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	973
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,354
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,305
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	218
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	673
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,154
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,305
1 Year	rr_AverageAnnualReturnYear01	19.12%
5 Years	rr_AverageAnnualReturnYear05	2.09%
10 Years	rr_AverageAnnualReturnYear10	2.79%
FIRST INVESTORS OPPORTUNITY FUND | S&P Mid-Cap 400 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.64%
5 Years	rr_AverageAnnualReturnYear05	5.74%
10 Years	rr_AverageAnnualReturnYear10	7.16%
FIRST INVESTORS SPECIAL SITUATIONS FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 99 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-44 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.During the most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds. More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 99 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-44 of the Fund's statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund primarily invests in common stocks of smaller size companies that have a new product or service, are in a position to benefit from some change in the economy, industry transformation, new law, new regulation or new technology, or are experiencing some other "special situation" that makes them undervalued relative to their long-term potential.The Fund may also invest in stocks of mid-size or large companies.
In selecting stocks, the Fund relies on fundamental and quantitative analysis. It screens potential investments to identify companies that have strong financial and managerial characteristics, including healthy balance sheets, a strong management team, solid market share positions and improving business fundamentals. The Fund then attempts to identify those companies that are undervalued by the market or are undergoing some special situation that creates a short-term dislocation between their stock price and underlying value. The Fund may emphasize certain industry sectors based on economic and market conditions.
The Fund may sell a stock if it becomes fully valued, it appreciates in value to the point that it is no longer a small-size company stock, its fundamentals have deteriorated or alternative investments become more attractive.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.The likelihood of a loss is greater if you invest for a short period of time.The Fund is intended for investors who:
■	Are seeking significant growth of capital,

■	Want exposure to investments in small-size companies,

■	Are willing to accept a high degree of investment risk, and

■	Have a long-term investment horizon and are able to ride out market cycles.
Here are the principal risks of investing in the Special Situations Fund:
Market Risk. Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, a change in interest rates or a change in investor sentiment.
Small-Size and Mid-Size Company Risk. The market risk associated with stocks of small- and mid-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of small- and mid-size companies tend to experience sharper price fluctuations. At times, it may be difficult for the Fund to sell small-to-mid-size company stocks at reasonable prices.
Undervalued Security Risk. The Fund seeks to invest in stocks that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions. If these events do not occur, or investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall.
Sector Risk. The Fund will face a greater risk of loss due to factors affecting a single sector or industry than if the Fund always maintained wide diversity among the sectors and industries in which it invests.
Security Selection Risk. Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund. The Fund is intended for investors who: Are seeking significant growth of capital; Want exposure to investments in small-size companies; Are willing to accept a high degree of investment risk; and Have a long-term investment horizon and are able to ride out market cycles.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.The bar chart shows changes in the Fund's performance from year to year for Class A shares.The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (800) 423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 22.80% (for the quarter ended June 30, 2001) and the lowest quarterly return was -27.55% (for the quarter ended March 31, 2001).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 22.80% (for the quarter ended June 30, 2001).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -27.55% (for the quarter ended March 31, 2001).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.55%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FIRST INVESTORS SPECIAL SITUATIONS FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	733
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,065
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,420
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,417
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	733
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,065
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,420
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,417
Annual Return 2001	rr_AnnualReturn2001	(22.37%)
Annual Return 2002	rr_AnnualReturn2002	(27.72%)
Annual Return 2003	rr_AnnualReturn2003	38.04%
Annual Return 2004	rr_AnnualReturn2004	11.84%
Annual Return 2005	rr_AnnualReturn2005	4.09%
Annual Return 2006	rr_AnnualReturn2006	21.60%
Annual Return 2007	rr_AnnualReturn2007	5.92%
Annual Return 2008	rr_AnnualReturn2008	(33.21%)
Annual Return 2009	rr_AnnualReturn2009	29.64%
Annual Return 2010	rr_AnnualReturn2010	25.47%
1 Year	rr_AverageAnnualReturnYear01	18.26%
5 Years	rr_AverageAnnualReturnYear05	5.69%
10 Years	rr_AverageAnnualReturnYear10	1.75%
FIRST INVESTORS SPECIAL SITUATIONS FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.26%
5 Years	rr_AverageAnnualReturnYear05	5.01%
10 Years	rr_AverageAnnualReturnYear10	1.42%
FIRST INVESTORS SPECIAL SITUATIONS FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.87%
5 Years	rr_AverageAnnualReturnYear05	4.67%
10 Years	rr_AverageAnnualReturnYear10	1.39%
FIRST INVESTORS SPECIAL SITUATIONS FUND | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	638
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,033
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,455
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,512
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	238
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	733
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,255
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,512
1 Year	rr_AverageAnnualReturnYear01	20.63%
5 Years	rr_AverageAnnualReturnYear05	5.90%
10 Years	rr_AverageAnnualReturnYear10	1.60%
FIRST INVESTORS SPECIAL SITUATIONS FUND | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.85%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
First Investors International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund primarily seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 99 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-44 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds. More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 99 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-44 of the Fund's statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in a portfolio of common stocks and other equity securities of companies that are located outside of the United States.To a limited degree, the Fund may also invest in companies based in the United States.The Fund typically invests in the securities of medium to large size companies, but will also invest in smaller companies.The Fund's holdings may be limited to the securities of 40 to 60 different issuers and may focus its investments in companies located in or tied economically to particular countries or regions.
The Fund generally invests in securities that are traded in the foreign securities markets, though it may invest significantly in emerging or developing markets. The Fund may also invest significantly in the following types of derivatives: futures on foreign securities or indices for hedging purposes or to gain exposure to foreign markets or currencies and foreign forward currency exchange contracts or foreign currency exchange transactions for hedging purposes.
The subadviser selects investments by screening a universe of stocks that meet its “quality growth” criteria, which include high return on equity and low to moderate leverage, among others. It then further narrows that universe by using a bottom-up stock and business analysis approach to identify companies whose businesses are highly profitable, have consistent operating histories and financial performance and enjoy possible long-term economic prospects. The subadviser also seeks to generate greater returns by investing in securities at a price below the company’s intrinsic worth.
In making sell decisions, the subadviser considers, among other things, whether a security’s price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a clear deterioration of future earnings power and whether, in the subadviser’s opinion, there has been a loss of long-term competitive advantage.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.The likelihood of a loss is greater if you invest for a short period of time.The Fund is intended for investors who:
■	Are seeking capital growth,

■	Want exposure to investments in foreign companies,

■	Are willing to accept a high degree of investment risk, and

■	Have a long-term investment horizon and are able to ride out market cycles.
Here are the principal risks of investing in the International Fund:
Market Risk. Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, a change in interest rates or a change in investor sentiment.
Foreign Securities Risk. There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in the exchange rates between the U.S. dollar and foreign currencies, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential restrictions in the flow of capital. To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. As a result, it may be more volatile than a more geographically diversified fund.
Emerging Markets Risk. The risks of investing in foreign securities are heightened when investing in emerging or developing markets. The economies and political environments of emerging or developing countries tend to be more unstable than those of developed countries, resulting in more volatile rates of returns than the developed markets and substantially greater risk to investors.
Liquidity Risk. The Fund is also susceptible to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets.
Mid-Size and Small-Size Company Risk. The market risk associated with the securities of mid- and small-size companies is generally greater than that associated with securities of larger companies because such securities tend to experience sharper price fluctuations than those of larger companies. At times, it may be difficult for the Fund to sell mid-to-small size company stocks at reasonable prices.
Limited Holdings Risk. The Fund’s assets may be invested in a limited number of issuers. This means that the Fund’s performance may be substantially impacted by the change in value of even a single holding.
Security Selection Risk. Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.
Derivatives Securities Risk. Futures contracts, foreign currency exchange transactions and foreign forward currency contracts involve a number of risks, such as possible default by the counterparty to the transaction, incorrect judgment by the portfolio manager as to certain market movements and the potential of greater loss than if these techniques had not been used by the Fund. These investments can also increase the volatility of the Fund’s share price and expose the Fund to significant additional costs.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund. The Fund is intended for investors who: Are seeking capital growth; Want exposure to investments in foreign companies; Are willing to accept a high degree of investment risk; and Have a long-term investment horizon and are able to ride out market cycles.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.The bar chart shows changes in the Fund's performance from year to year for Class A shares.The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (800) 423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 18.55% (for the quarter ended June 30, 2009) and the lowest quarterly return was -19.25% (for the quarter ended September 30, 2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 18.55% (for the quarter ended June 30, 2009).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -19.25% (for the quarter ended September 30, 2008).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.25%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

First Investors International Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.98%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	763
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,158
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,576
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,739
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	763
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,158
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,576
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,739
Annual Return 2007	rr_AnnualReturn2007	17.98%
Annual Return 2008	rr_AnnualReturn2008	(41.73%)
Annual Return 2009	rr_AnnualReturn2009	21.94%
Annual Return 2010	rr_AnnualReturn2010	12.06%
1 Year	rr_AverageAnnualReturnYear01	5.60%
Since Inception	rr_AverageAnnualReturnSinceInception	0.73%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 27, 2006
First Investors International Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.93%
Since Inception	rr_AverageAnnualReturnSinceInception	0.21%	[2]
First Investors International Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.59%
Since Inception	rr_AverageAnnualReturnSinceInception	0.29%	[2]
First Investors International Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.98%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	670
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,129
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,615
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,834
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	270
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	829
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,415
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,834
1 Year	rr_AverageAnnualReturnYear01	7.26%
Since Inception	rr_AverageAnnualReturnSinceInception	0.91%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 27, 2006
First Investors International Fund | Morgan Stanley Capital International EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.21%
Since Inception	rr_AverageAnnualReturnSinceInception	2.00%	[2]
First Investors International Fund | Morgan Stanley Capital International EAFE Index (Net) (reflects the deduction of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.75%
Since Inception	rr_AverageAnnualReturnSinceInception	1.55%	[2]

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[2]	Both Class A shares and Class B shares commenced operations on 6/27/06. The average annual total returns shown are for the period of 6/27/06 to 12/31/10.